Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Stock-based compensation	$ 5,087,000	$ 3,948,000
Tax credits	2,512,000	0
Deferred financing costs	714,000	0
Start-up and organizational costs	272,000	0
Tax deductible Goodwill	136,000	0
Property and equipment	244,000	0
Derivative liabilities	522,000	713,000
Other	109,000	168,000
Total deferred tax assets	9,596,000	4,829,000
Deferred tax liabilities:
Intangible Assets	(12,353,000)	0
Discount on Note Payable	(377,000)	(617,000)
Other	(50,000)	(32,000)
Total deferred tax liabilities	(12,780,000)	(649,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,184,000)	4,180,000
Net operating loss carryforwards	41,540,000	15,488,000
Deferred Tax Assets, Gross, Noncurrent	38,356,000	19,668,000
Less valuation allowance	(38,406,000)	(19,700,000)	(18,334,000)
Total deferred tax assets (liabilities)	$ (50,000)	$ (32,000)